Acquisitions - Eyechronic (FY) (Details)		3 Months Ended			9 Months Ended			12 Months Ended
	Jan. 14, 2022 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)		Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Consideration Transferred:
Holdback liability recognized in connection with acquisition								$ 0	$ 98,000	$ 1,000,000
Assets acquired:
Goodwill		$ 68,368,000		$ 68,368,000	$ 68,368,000			$ 68,368,000	68,368,000
Liabilities assumed:
Number of operating segments | segment					1			1
Impairment of intangible assets (excluding goodwill)			$ 6,100,000			$ 6,100,000		$ 6,100,000	0	0
Impairment charges		$ 0	$ 8,382,000		$ 0	$ 8,382,000	[1]	24,403,000	4,317,000	$ 2,372,000
Eyechronic LLC
Consideration Transferred:
Cash consideration	$ 697,000
Share consideration	28,725,000
Total consideration	29,422,000
Settlement of pre-existing accounts payable	200,000
Holdback liability recognized in connection with acquisition	$ 100,000
Share consideration (in shares) | shares	5,399,553
Share price (in dollars per share) | $ / shares	$ 5.32
Share consideration, holdback (in shares) | shares	677,847
Assets acquired:
Cash	$ 118,000
Accounts receivable	835,000
Other current assets	37,000
Fixed assets	2,826,000
Goodwill	23,073,000
Total assets acquired	31,658,000
Liabilities assumed:
Accounts payable	(460,000)
Other current liabilities	(8,000)
Deferred revenue	(96,000)
Other liabilities	(22,000)
Long-term liabilities	(1,650,000)
Total liabilities assumed	(2,236,000)
Adjustment, long-term liabilities				$ 1,700,000
Transaction expenses									$ 100,000
Impairment of intangible assets (excluding goodwill)								3,800,000
Impairment charges								$ 2,600,000
Eyechronic LLC | Software technology
Assets acquired:
Intangibles	825,000
Liabilities assumed:
Total net assets acquired	29,422,000
Eyechronic LLC | Trade name
Assets acquired:
Intangibles	103,000
Eyechronic LLC | Customer relationships
Assets acquired:
Intangibles	3,631,000
Eyechronic LLC | Order Backlog
Assets acquired:
Intangibles	$ 210,000

[1]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.